22. Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
Community Bancorp. (Parent Company Only)
Condensed Balance Sheets
December 31, 2013 and 2012

Assets	2013	2012

Cash	$ 410,075	$ 236,514
Investment in subsidiary - Community National Bank	58,490,098	55,650,407
Investment in Capital Trust	387,000	387,000
Income taxes receivable	235,559	436,944
Total assets	$59,522,732	$56,710,865

Liabilities and Shareholders' Equity
Liabilities
Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	499,755	471,290
Total liabilities	13,386,755	13,358,290

Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding
at December 31, 2013 and 2012 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31,
2013 and 2012, and 5,078,707 and 5,023,026 shares issued at December 31,
2013 and 2012, respectively (including 13,448 and 19,182 shares issued
February 1, 2014 and 2013, respectively)	12,696,768	12,557,565
Additional paid-in capital	28,612,308	28,047,829
Retained earnings	4,997,144	2,698,200
Accumulated other comprehensive (loss) income	(47,466)	171,758
Less: treasury stock, at cost; 210,101 shares at December 31, 2013 and 2012	(2,622,777)	(2,622,777)
Total shareholders' equity	46,135,977	43,352,575

Total liabilities and shareholders' equity	$59,522,732	$56,710,865

Condensed Statements of Income
Community Bancorp. (Parent Company Only)
Condensed Statements of Income
Years Ended December 31, 2013 and 2012

	2013	2012
Income
Bank subsidiary distributions	$2,485,000	$2,863,000
Dividends on Capital Trust	12,310	29,257
Total income	2,497,310	2,892,257

Expense
Interest on junior subordinated debentures	409,938	974,257
Administrative and other	295,191	340,129
Total expense	705,129	1,314,386

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	1,792,181	1,577,871
Income tax benefit	235,559	436,944

Income before equity in undistributed net income of subsidiary	2,027,740	2,014,815
Equity in undistributed net income of subsidiary	3,058,915	2,385,875
Net income	$5,086,655	$4,400,690

Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)
Condensed Statements of Cash Flows
Years Ended December 31, 2013 and 2012

	2013	2012
Cash Flows from Operating Activities
Net income	$ 5,086,655	$ 4,400,690
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(3,058,915)	(2,385,875)
Decrease (increase) in income taxes receivable	201,385	(20,162)
Net cash provided by operating activities	2,229,125	1,994,653

Cash Flows from Financing Activities
Dividends paid on preferred stock	(81,250)	(187,500)
Dividends paid on common stock	(1,974,314)	(1,767,584)
Net cash used in financing activities	(2,055,564)	(1,955,084)
Net increase in cash	173,561	39,569

Cash
Beginning	236,514	196,945
Ending	$ 410,075	$ 236,514

Cash Received for Income Taxes	$ 436,944	$ 416,781

Cash Paid for Interest	$ 409,938	$ 974,257

Common Shares Dividends paid:
Dividends declared	$ 2,706,461	$ 2,666,741
Increase in dividends payable attributable to dividends declared	(28,465)	(49,467)
Dividends reinvested	(703,682)	(849,690)
	$ 1,974,314	$ 1,767,584